Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 31, 2023
Erroneous Compensation Analysis
Compensation Clawback Policy
In
October 2023
, our board of directors adopted a new Policy for the Recovery of Erroneously Awarded Compensation, or the Clawback Policy. The Clawback Policy requires us to claw back erroneously awarded incentive compensation received by covered employees (current and former executive officers) during the three fiscal years that precede the date we are required to prepare an accounting restatement due to material noncompliance with a financial reporting requirement. We did not have an accounting restatement in the year ended December 31, 2024. A copy of the Clawback Policy is included as an exhibit to our Annual Report on
Form 10-K for
the year ended December 31, 2024 filed with the SEC on March 11, 2025.